Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Asset (Liability) [Abstract]
Depreciation and amortization	$ (2,319.1)	$ (2,543.9)
Net operating loss and credit carryforwards	690.7	486.6
Reserves and accruals	125.4	116.0
Accrued compensation	195.1	210.0
Inventory basis difference	61.2	67.4
Other capitalized costs	51.9	53.9
Unrealized losses on hedging instruments	14.7	21.0
Other, net	36.0	48.9
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,144.1)	(1,540.1)
Less: Valuation allowance	76.8	113.7
Deferred Tax Assets (Liabilities), Net	$ (1,220.9)	$ (1,653.8)